MFC Bancorp and its Significant Subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure of information about consolidated structured entities [abstract]
MFC Bancorp and its Significant Subsidiaries
Note 31. MFC Bancorp and its Significant Subsidiaries
MFC Bancorp, through a subsidiary, has an executive office at 2-4 Merrion Row, Dublin 2, Ireland.
A subsidiary is an entity that is controlled by MFC Bancorp. The following table shows the Company’s direct and indirect significant subsidiaries as at December 31, 2017. The table excludes subsidiaries which only hold intercompany assets and liabilities and do not have an active business as well as subsidiaries whose results and net assets did not materially impact the consolidated results and net assets of the Group.
Subsidiaries	Country of Incorporation	Proportion of Interest
Kasese Cobalt Company Limited	Uganda	75%
MFC (A) Ltd	Marshall Islands	99.72%
MFC (D) Ltd	Marshall Islands	99.72%
M Financial Corp.	Barbados	100%
Merchants Financial Corp	Marshall Islands	99.96%
MFC Merchant Bank Limited	Malta	100%
Sino Medical Technology Co. Ltd	Marshall Islands	99.54%
As at December 31, 2017, the Group controlled entities in which the Group held more than 50% of the voting rights and did not control any entities in which the Group held 50% or less of the voting rights. The Group’s proportional voting interests in the subsidiaries are identical to its proportional beneficial interests, except for: (i) a non-wholly-owned subsidiary in Africa from which the Group derives a 100% beneficial interest resulting from holding a shareholder loan; and (ii) MFC (A) Ltd. and MFC (B) Ltd., in each of which the Group holds a 99.68% proportional beneficial interest. In addition, the Group consolidated certain structured entities as at December 31, 2017.
As at December 31, 2017, none of the non-controlling interests are material to the Group. During the year ended December 31, 2017, two subsidiaries, pursuant to the terms of respective option deeds, issued shares to the non-controlling interests. These share issuances were accounted for as equity transactions and were credited to non-controlling interests directly.
As at December 31, 2017, there were no significant restrictions (statutory, contractual and regulatory restrictions, including protective rights of non-controlling interests) on MFC Bancorp’s ability to access or use the assets and settle the liabilities of the Group.
During the year ended December 31, 2017, the Group sold the shares of a non-core Latin America focused commodities trading subsidiary, resulting in a gain of  $57 (see Note 28). The Group also disposed of several other subsidiaries which resulted in a net loss of  $10,276, which were included in the consolidated statement of operations.
During the year ended December 31, 2016, the Group disposed of several merchant banking subsidiaries resulting in a gain of  $3,590. The Group also recognized a total loss of  $1,005 on the dispositions of other merchant banking subsidiaries. These gain and losses on the dispositions of the subsidiaries were included in the consolidated statement of operations.
During the year ended December 31, 2015, the Group sold a 95% economic interest in certain hydrocarbon assets and the related liabilities to a third party for nominal and contingent consideration and derecognized the former subsidiaries holding these assets and liabilities. As a result, the Group recognized a non-cash post-tax loss of  $11,987 in discontinued operations upon the deconsolidation (see Note 5).